Investment Securities - Additional Information (Detail)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2016 USD ($)	Sep. 30, 2018 USD ($) Security	Sep. 30, 2017 Security	Sep. 30, 2018 USD ($) Security	Sep. 30, 2017 Security	Dec. 31, 2017 USD ($) Security	Dec. 31, 2016 USD ($)
Investments, Debt and Equity Securities [Abstract]
Available for sale securities pledged | $		$ 0		$ 0		$ 0	$ 0
Available for sale, securities number of positions | Security		50		50		50
Available for sale, securities in unrealized loss positions, number of positions | Security		49		49		49
Available for sale, securities in unrealized loss positions, number of positions, less than 12 months | Security		6		6
Available for sale securities, gross realized gain (loss), excluding other than temporary impairments | $				$ 0		$ 0
Number of securities sold | Security		0	0	0	0	0
Sales of held to maturity investment portfolio | $	$ 6,700,000
Realized gross pre tax gain | $	$ 96,000
Prohibition period for classifying securities as held to maturity	2 years